Lines of Credit Payable (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 32,080,794	$ 42,670,573
Due To Casino Operators [Member]
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 32,080,794	$ 42,670,573